Registration Nos. 2-11101

811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 203	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 131	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02119

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 203 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of December, 2015.

NATIXIS FUNDS TRUST II

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta
David L. Giunta	President, Chief Executive Officer and Trustee	December 21, 2015

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	December 21, 2015

Kevin P. Charleston*
Kevin P. Charleston	Trustee	December 21, 2015

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee	December 21, 2015

Edmond J. English*
Edmond J. English	Trustee	December 21, 2015

Richard A. Goglia*
Richard A. Goglia	Trustee	December 21, 2015

John T. Hailer*
John T. Hailer	Trustee	December 21, 2015

Wendell J. Knox*
Wendell J. Knox	Trustee	December 21, 2015

Martin T. Meehan*
Martin T. Meehan	Trustee	December 21, 2015

Sandra O. Moose*
Sandra O. Moose	Trustee, Chairperson of the Board	December 21, 2015

Erik R. Sirri*
Erik R. Sirri	Trustee	December 21, 2015

Peter J. Smail*
Peter J. Smail	Trustee	December 21, 2015

Cynthia L. Walker*
Cynthia L. Walker	Trustee	December 21, 2015

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact[1]
December 21, 2015

[1]	Powers of Attorney for John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004. Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006. Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the Registration Statement filed on July 17, 2008. Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 143 to the Registration Statement filed on July 15, 2009. Power of Attorney for Erik Sirri is incorporated by reference to exhibit (q)(5) to PEA No. 146 to the Registration Statement filed on March 1, 2010. Power of Attorney for Peter Smail is incorporated by reference to exhibit (q)(6) to PEA No. 146 to the Registration Statement filed on March 1, 2010. Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(9) to PEA No. 169 to the Registration Statement filed on October 17, 2012. Power of Attorney for Edmond J. English is incorporated by reference to exhibit (1) to PEA No. 171 to the Registration Statement filed on January 18, 2013. Power of Attorney for Richard A. Goglia is incorporated by reference to exhibit (q)(10) to PEA No. 196 to the Registration Statement filed on January 28, 2015. Power of Attorney for Kevin P. Charleston is incorporated by reference to exhibit (q)(11) to PEA No. 201 to the Registration Statement filed on September 11, 2015.

Natixis Funds Trust II

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase